Other provisions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Summary of Other Provisions

	Legal and other disputes £m	Major restructuring programmes £m	Employee- related provisions £m	Other provisions £m	Total £m
At 1 January 2024	267	282	383	307	1,239
Exchange adjustments	57	(3)	(6)	(14)	34
Charge for the year	2,039	195	216	161	2,611
Reversed unused	(50)	(51)	(52)	(30)	(183)
Unwinding of discount	18	1	–	–	19
Utilised	(885)	(149)	(123)	(70)	(1,227)
Reclassifications and other movements	–	16	8	36	60
Transfer to pension obligations	–	(18)	–	–	(18)
At 31 December 2024	1,446	273	426	390	2,535

To be settled within one year	1,393	178	178	197	1,946
To be settled after one year	53	95	248	193	589
At 31 December 2024	1,446	273	426	390	2,535